Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (2,154,084)	$ (2,252,766)	$ 253,893
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	36,243	24,910	21,996
Changes in allowance for doubtful accounts	165,464	59,625	3,786
(Gain) loss on foreign currency transactions	(43,548)	14,402	31,109
Gain on sale of asset	(10,954)
Loss on deconsolidation	240,431	8,350
Non cash operating lease expense		103,459	92,621
Non cash interest expense (income)	21,241	5,327	(5,926)
Changes in deferred tax assets	3,020	9,963	10,180
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivables	815,839	1,969,361	(1,676,789)
Decrease (increase) in other receivables	(2,788)	16,190	24,282
Decrease (increase) in prepaid expense	5,914	(2,664)	38,346
(Decrease) increase in accounts payable and accrued expenses	(537,442)	(162,279)	622,118
(Decrease) increase in VAT and other tax payable	(125,453)	(85,526)	87,761
Increase in operating lease liabilities		(46,474)	(92,621)
(Decrease) increase in deferred income	(1,000)	3,841	(8,889)
Net Cash Used in Operating Activities	(1,587,117)	(334,281)	(598,133)
Cash Flows from Investing Activities:
Acquisition of real property and improvements in UK	(3,095,291)
Purchase of office equipment and software	(45,507)	(6,600)	(13,416)
Repayment from (advance to) related parties		(71,035)
Proceeds from disposal of asset	30,607
Loan repayment received	742	23,724	14,492
Net Cash (Used in) Provided by Investing Activities	(3,109,449)	(53,911)	1,076
Cash Flows from Financing Activities:
Proceeds from Regulation S offering - August 26, 2020, net of offering costs of $2,760			110,747
Proceeds from short term loans	381,754
Net Cash Provided by Financing Activities	381,754		110,747
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	4,288	22,224	44,326
Net decrease in cash, cash equivalents and restricted cash	(4,310,524)	(365,968)	(441,984)
Cash, cash equivalents, and restricted cash - beginning of the period *	5,744,078	6,110,693	6,552,677
Cash, cash equivalents, and restricted cash - end of the period	1,433,158	5,744,078	6,110,693
Cash and cash equivalents	1,358,838	4,796,299	4,976,527
Restricted foreign currency	74,320	947,779	1,134,166
Total cash, cash equivalents, and restricted cash	1,433,158	5,744,078	6,110,693
Cash paid for:
Interest	$ 5,256
Income taxes		$ 23,553	$ 39